Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (as defined in Item 402(v)) and performance.
Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO)(1),(2) (b)	Compensation Actually Paid to PEO(3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (NEOs)(1),(4) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5) (e)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return (f)(6)	Peer Group Total Shareholder Return(7) (g)	Net Income (millions)(8) (h)	Adjusted EBITDA (millions)(9) (i)
2023	$6,142,689	$4,567,410	$1,760,076	$1,198,610	$186	$150	$147	$439
2022	$6,295,796	$12,363,407	$1,903,813	$3,360,543	$206	$143	$78	$354
2021	$5,966,323	$10,007,711	$1,729,313	$2,662,279	$155	$96	($34)	$174
2020	$5,300,393	$7,128,470	$1,971,343	$2,424,616	$116	$60	($115)	$180
(1)
The PEO for 2023 was Bryan Shinn and the non-PEO NEOs for 2023 were Donald Merril, Kevin Hough, Stacy Russell, Zach Carusona and Derek Ussery. The PEO for 2022 was Bryan Shinn and the non-PEO NEOs for 2022 were Donald Merril, Michael Winkler, Stacy Russell, and Derek Ussery. The PEO for 2021 was Bryan Shinn and the non-PEO NEOs were Donald Merril, Michael Winkler, Stacy Russell, and Zach Carusona. The PEO for 2020 was Bryan Shinn and the non-PEO NEOs were Donald Merril, Bradford Casper, Michael Winkler, Stacy Russell, and Zach Carusona.

(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Bryan Shinn for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table.”

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Bryan Shinn, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Bryan Shinn during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Shinn’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO(b)
2023	$6,142,689	($4,084,545)	$2,509,266	$4,567,410
2022	$6,295,796	($3,627,315)	$9,694,926	12,363,407
2021	$5,966,323	($3,889,770)	$7,931,158	10,007,711
2020	$5,300,393	($3,713,261)	$5,541,338	7,128,470
(a)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023	($4,084,545)	$3,876,277	($768,549)	($598,461)	$0	$2,509,266
2022	($3,627,315)	$5,005,089	$1,755,895	$2,933,942	$0	$9,694,926
2021	($3,889,770)	$4,505,581	$2,290,804	$1,134,773	$0	$7,931,158
2020	($3,713,261)	$5,187,054	$536,578	($107,370)	($74,924)	$5,541,338
(b)
Since the Company does not provide any qualified or non-qualified defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid.

(4)	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,760,076	($879,633)	$318,168	$1,198,610
2022	$1,903,813	($879,627)	$2,336,356	$3,360,543
2021	$1,729,313	($905,760)	$1,838,726	$2,662,279
2020	$1,971,343	($1,092,021)	$1,545,293	$2,424,616
(a)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023	($879,633)	$577,329	($112,309)	$38,356	($96,626)	($88,583)	$318,168
2022	($879,627)	$1,213,735	$411,784	$0	$710,837	$0	$2,336,356
2021	($905,760)	$1,049,156	$552,188	$0	$237,382	$0	$1,838,726
2020	($1,092,021)	$1,460,581	$125,576	$0	($24,213)	($16,650)	$1,545,293
(b)
Since the Company does not provide any qualified or non-qualified defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid.

(6)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(7)	Reflects the S&P 600 Energy Sector Index, as disclosed by U.S. Silica for the purposes of Item 201(e) of Regulation S-K.
(8)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(9)
The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is defined herein ABIP Calculation – Financial Result Calculation.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The PEO for 2023 was Bryan Shinn and the non-PEO NEOs for 2023 were Donald Merril, Kevin Hough, Stacy Russell, Zach Carusona and Derek Ussery. The PEO for 2022 was Bryan Shinn and the non-PEO NEOs for 2022 were Donald Merril, Michael Winkler, Stacy Russell, and Derek Ussery. The PEO for 2021 was Bryan Shinn and the non-PEO NEOs were Donald Merril, Michael Winkler, Stacy Russell, and Zach Carusona. The PEO for 2020 was Bryan Shinn and the non-PEO NEOs were Donald Merril, Bradford Casper, Michael Winkler, Stacy Russell, and Zach Carusona.

Peer Group Issuers, Footnote
(7)	Reflects the S&P 600 Energy Sector Index, as disclosed by U.S. Silica for the purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 6,142,689	$ 6,295,796	$ 5,966,323	$ 5,300,393
PEO Actually Paid Compensation Amount	$ 4,567,410	12,363,407	10,007,711	7,128,470
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Bryan Shinn, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Bryan Shinn during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Shinn’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO(b)
2023	$6,142,689	($4,084,545)	$2,509,266	$4,567,410
2022	$6,295,796	($3,627,315)	$9,694,926	12,363,407
2021	$5,966,323	($3,889,770)	$7,931,158	10,007,711
2020	$5,300,393	($3,713,261)	$5,541,338	7,128,470
(a)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023	($4,084,545)	$3,876,277	($768,549)	($598,461)	$0	$2,509,266
2022	($3,627,315)	$5,005,089	$1,755,895	$2,933,942	$0	$9,694,926
2021	($3,889,770)	$4,505,581	$2,290,804	$1,134,773	$0	$7,931,158
2020	($3,713,261)	$5,187,054	$536,578	($107,370)	($74,924)	$5,541,338
(b)
Since the Company does not provide any qualified or non-qualified defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid.

Non-PEO NEO Average Total Compensation Amount	$ 1,760,076	1,903,813	1,729,313	1,971,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,198,610	3,360,543	2,662,279	2,424,616
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,760,076	($879,633)	$318,168	$1,198,610
2022	$1,903,813	($879,627)	$2,336,356	$3,360,543
2021	$1,729,313	($905,760)	$1,838,726	$2,662,279
2020	$1,971,343	($1,092,021)	$1,545,293	$2,424,616
(a)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value of Awards Granted and Vesting in the Same Year	Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023	($879,633)	$577,329	($112,309)	$38,356	($96,626)	($88,583)	$318,168
2022	($879,627)	$1,213,735	$411,784	$0	$710,837	$0	$2,336,356
2021	($905,760)	$1,049,156	$552,188	$0	$237,382	$0	$1,838,726
2020	($1,092,021)	$1,460,581	$125,576	$0	($24,213)	($16,650)	$1,545,293
(b)
Since the Company does not provide any qualified or non-qualified defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine compensation actually paid.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table

The tables above demonstrate that over the first three years of the measurement period, compensation actually paid for the PEO and NEOs trended directionally with all metrics shown, including the Company’s cumulative TSR, net income, and the Company Selected Measure (Adjusted EBITDA). However, from 2022 to 2023, compensation actually paid for the PEO and NEOs decreased sharply, consistent with the Company’s TSR trend, but counter to continuing growth in U.S. Silica’s net income and Adjusted EBITDA. The changes in compensation actually paid are largely attributable to the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR. Over the measurement period, our cumulative TSR has outperformed the peer group.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table

The tables above demonstrate that over the first three years of the measurement period, compensation actually paid for the PEO and NEOs trended directionally with all metrics shown, including the Company’s cumulative TSR, net income, and the Company Selected Measure (Adjusted EBITDA). However, from 2022 to 2023, compensation actually paid for the PEO and NEOs decreased sharply, consistent with the Company’s TSR trend, but counter to continuing growth in U.S. Silica’s net income and Adjusted EBITDA. The changes in compensation actually paid are largely attributable to the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR. Over the measurement period, our cumulative TSR has outperformed the peer group.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table

The tables above demonstrate that over the first three years of the measurement period, compensation actually paid for the PEO and NEOs trended directionally with all metrics shown, including the Company’s cumulative TSR, net income, and the Company Selected Measure (Adjusted EBITDA). However, from 2022 to 2023, compensation actually paid for the PEO and NEOs decreased sharply, consistent with the Company’s TSR trend, but counter to continuing growth in U.S. Silica’s net income and Adjusted EBITDA. The changes in compensation actually paid are largely attributable to the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR. Over the measurement period, our cumulative TSR has outperformed the peer group.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay versus Performance Table

The tables above demonstrate that over the first three years of the measurement period, compensation actually paid for the PEO and NEOs trended directionally with all metrics shown, including the Company’s cumulative TSR, net income, and the Company Selected Measure (Adjusted EBITDA). However, from 2022 to 2023, compensation actually paid for the PEO and NEOs decreased sharply, consistent with the Company’s TSR trend, but counter to continuing growth in U.S. Silica’s net income and Adjusted EBITDA. The changes in compensation actually paid are largely attributable to the fluctuation in value of outstanding equity awards, which correlate with increases and decreases in stock price and cumulative TSR. Over the measurement period, our cumulative TSR has outperformed the peer group.

Tabular List, Table
Tabular List of Most Important Company Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s PEO and NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
■	Adjusted EBITDA
■	ISP Contribution Margin
■	Adjusted Cash Flow
■	Total Recordable Incident Rate

Total Shareholder Return Amount	$ 186	206	155	116
Peer Group Total Shareholder Return Amount	150	143	96	60
Net Income (Loss)	$ 147,000,000	$ 78,000,000	$ (34,000,000)	$ (115,000,000)
Company Selected Measure Amount	439,000,000	354,000,000	174,000,000	180,000,000
PEO Name	Bryan Shinn	Bryan Shinn	Bryan Shinn	Bryan Shinn
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(9)
The Company believes Adjusted EBITDA is the financial performance measure most closely linked to the calculation of compensation actually paid. Adjusted EBITDA is defined herein ABIP Calculation – Financial Result Calculation.

Measure:: 2
Pay vs Performance Disclosure
Name	ISP Contribution Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Total Recordable Incident Rate
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,084,545)	$ (3,627,315)	$ (3,889,770)	$ (3,713,261)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,509,266	9,694,926	7,931,158	5,541,338
PEO | Year End Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,876,277	5,005,089	4,505,581	5,187,054
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,549)	1,755,895	2,290,804	536,578
PEO | Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(598,461)	2,933,942	1,134,773	(107,370)
PEO | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(74,924)
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(879,633)	(879,627)	(905,760)	(1,092,021)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	318,168	2,336,356	1,838,726	1,545,293
Non-PEO NEO | Year End Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,329	1,213,735	1,049,156	1,460,581
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,309)	411,784	552,188	125,576
Non-PEO NEO | Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(96,626)	710,837	237,382	(24,213)
Non-PEO NEO | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,583)	0	0	(16,650)
Non-PEO NEO | Fair Value of Awards Granted and Vesting in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,356	$ 0	$ 0	$ 0